Supplement to the currently effective Statement of Additional Information

DWS Lifecycle Long Range Fund

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DWS Lifecycle Long Range Fund -- Investment Class is no longer available in this
Statement of Additional Information.

























               Please Retain this Supplement for Future Reference














                                                                     [Logo]DWS
                                                                       SCUDDER
March 15, 2007                                             Deutsche Bank Group